Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments held in Trust Account:
Money Market investments	$ 255,825,764	$ 253,668,826	$ 250,036,950
Liabilities
Warrant liability – Public Warrants	1,500,000	1,000,000	7,375,000
Warrant liability – Private Placement Warrants	924,000	616,000	4,543,000
Derivative liability – forward purchase agreement	1,020,000	484,000	16,000
Convertible promissory note – related party	41,332
Level 1 [Member]
Investments held in Trust Account:
Money Market investments	255,825,764	253,668,826	250,036,950
Liabilities
Warrant liability – Public Warrants	1,500,000	1,000,000	7,375,000
Warrant liability – Private Placement Warrants
Derivative liability – forward purchase agreement
Convertible promissory note – related party
Level 2 [Member]
Investments held in Trust Account:
Money Market investments
Liabilities
Warrant liability – Public Warrants
Warrant liability – Private Placement Warrants	924,000	616,000
Derivative liability – forward purchase agreement
Convertible promissory note – related party
Level 3 [Member]
Investments held in Trust Account:
Money Market investments
Liabilities
Warrant liability – Public Warrants
Warrant liability – Private Placement Warrants			4,543,000
Derivative liability – forward purchase agreement	1,020,000	$ 484,000	$ 16,000
Convertible promissory note – related party	$ 41,332